PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Gain (loss) on disposals of property and equipment	$ (2,370)	$ (683)
Write down of remaining assets	(11,600)	(2,300)
Capitalized Depreciation
Property, Plant and Equipment [Line Items]
Ending inventory	8,800	8,200
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Write down of remaining assets	300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Pennsylvania Medical Dispensary
Property, Plant and Equipment [Line Items]
Property and equipment disposed		300
Gain (loss) on disposals of property and equipment		100
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Various states
Property, Plant and Equipment [Line Items]
Property and equipment disposed	1,900
Gain (loss) on disposals of property and equipment	(1,100)
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Property and equipment disposed		800
Gain (loss) on disposals of property and equipment		$ (800)
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations | Various states
Property, Plant and Equipment [Line Items]
Property and equipment disposed	1,300
Gain (loss) on disposals of property and equipment	$ (1,300)